UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒    Rule 15Ga-1 (c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3))
Date of Report (Date of earliest event reported): June 28, 2021
Commission File Number of securitizer: 025-03047
Central Index Key Number of securitizer: 0001688954
Essential Properties, L.P. (1)
Mark E. Patten
(609) 436-0619
Name and telephone number, including area code,
of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐
(1) Essential Properties, L.P., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities issued by the following affiliated issuers: SCF RC Funding I LLC; SCF RC Funding II LLC; and SCF RC Funding III LLC

☐    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):
Name and telephone number, including area code, of the person to contact in connection with this filing

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), Essential Properties, L.P., as securitizer, is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for SCF RC Funding I LLC, SCF RC Funding II LLC, and SCF RC Funding III LLC. The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, the securitizer was June 28, 2021.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 30, 2021	ESSENTIAL PROPERTIES, L.P. (Securitizer)

	By:	/s/ Mark E. Patten
Mark E. Patten
Executive Vice President, Treasurer and Chief Financial Officer